Variable Portfolio – Managed Volatility Conservative Growth Fund
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Managed Volatility Conservative Growth Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 32.0%
	Shares	Value ($)
International 9.8%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	4,764,325	62,317,377
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	2,337,092	24,539,464
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	1,216,714	14,734,407
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	1,468,352	14,771,617
Total		116,362,865
U.S. Large Cap 18.1%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	300,671	14,540,435
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	460,011	46,208,087
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	504,162	20,872,324
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	2,214,930	46,026,239
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	507,101	21,343,880
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	446,993	18,684,316
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	278,173	18,047,865
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	478,619	18,340,696
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	281,426	11,766,410
Total		215,830,252
U.S. Mid Cap 1.2%
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares(a),(b)	66,652	3,373,894
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(a),(b)	84,833	3,412,833
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	67,678	3,410,974
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	68,513	3,375,654
Total		13,573,355
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 2.9%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	313,478	4,231,957
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	319,191	4,219,705
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	417,342	13,108,703
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	348,895	13,251,016
Total		34,811,381
Total Equity Funds (Cost $213,975,071)		380,577,853

Exchange-Traded Equity Funds 2.2%

U.S. Large Cap 0.9%
Vanguard Russell 1000 Growth ETF	119,189	10,330,111
U.S. Mid Cap 0.1%
iShares Core S&P Mid-Cap ETF	30,000	1,822,200
U.S. Mid Large Cap 1.2%
iShares Russell 1000 Growth Index Fund	43,099	14,526,518
Total Exchange-Traded Equity Funds (Cost $22,260,995)		26,678,829

Exchange-Traded Fixed Income Funds 2.7%

Investment Grade 2.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	144,650	15,755,278
Vanguard Intermediate-Term Corporate Bond ETF	204,500	16,464,295
Total		32,219,573
Total Exchange-Traded Fixed Income Funds (Cost $30,449,412)		32,219,573

Fixed Income Funds 39.8%

Investment Grade 39.8%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	10,930,994	93,241,377
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	2,696,606	25,698,662
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	6,881,341	53,123,952
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	2,921,261	25,765,521

Variable Portfolio – Managed Volatility Conservative Growth Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, March 31, 2024 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	8,247,984	75,221,611
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	9,525,296	88,680,506
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	11,521,156	111,640,003
Total		473,371,632
Total Fixed Income Funds (Cost $545,367,606)		473,371,632

Residential Mortgage-Backed Securities - Agency 7.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/16/2039- 04/11/2054	3.000%	35,893,000	30,945,994
04/16/2039- 04/11/2054	3.500%	12,300,000	11,118,147
04/16/2039- 04/11/2054	4.000%	27,346,000	25,449,892
04/11/2054	4.500%	13,000,000	12,378,891
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/11/2054	5.000%	8,250,000	8,049,221
Total Residential Mortgage-Backed Securities - Agency (Cost $88,668,647)			87,942,145

Put Option Contracts Purchased 0.3%
Value ($)
(Cost $5,934,579)	4,093,275

Money Market Funds 22.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(a),(d)	264,692,140	264,639,202
Total Money Market Funds (Cost $264,574,516)		264,639,202
Total Investments in Securities (Cost: $1,171,230,826)		1,269,522,509
Other Assets & Liabilities, Net		(79,140,957)
Net Assets		1,190,381,552
At March 31, 2024, securities and/or cash totaling $9,812,289 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
4,500,000 AUD	2,967,300 USD	Barclays	04/05/2024	34,623	—
15,922,305 USD	14,750,000 EUR	Barclays	04/05/2024	—	(7,350)
6,000,000 EUR	6,494,160 USD	Citi	04/05/2024	20,280	—
4,250,000 GBP	5,403,825 USD	Citi	04/05/2024	39,599	—
5,199,737 USD	7,000,000 CAD	Citi	04/05/2024	—	(31,743)
3,149,487 USD	2,500,000 GBP	Citi	04/05/2024	5,940	—
2,999,525 USD	5,000,000 NZD	Citi	04/05/2024	—	(12,265)
1,250,000 EUR	1,352,069 USD	Goldman Sachs International	04/05/2024	3,344	—
2,525,690 USD	2,000,000 GBP	Goldman Sachs International	04/05/2024	—	(1,348)
5,891,085 USD	9,000,000 AUD	HSBC	04/05/2024	—	(25,731)
2,523,590 USD	2,000,000 GBP	HSBC	04/05/2024	752	—
2,669,354 USD	400,000,000 JPY	HSBC	04/05/2024	—	(25,785)
1,468,328 USD	15,000,000 SEK	HSBC	04/05/2024	—	(66,815)
150,000,000 JPY	1,007,658 USD	JPMorgan	04/05/2024	16,319	—
33,000,000 NOK	3,136,018 USD	Morgan Stanley	04/05/2024	96,131	—
3,095,342 USD	4,750,000 AUD	Morgan Stanley	04/05/2024	261	—
2,865,247 USD	30,000,000 NOK	Morgan Stanley	04/05/2024	—	(101,714)
2,938,082 USD	4,500,000 AUD	UBS	04/05/2024	—	(5,405)
3,125,104 USD	33,000,000 NOK	UBS	04/05/2024	—	(85,217)
2,777,877 USD	4,500,000 NZD	UBS	04/05/2024	—	(89,343)
5,000,000 AUD	3,275,225 USD	Wells Fargo	04/05/2024	16,695	—
2,000,000 CHF	2,233,165 USD	Wells Fargo	04/05/2024	14,763	—
2,500,000 GBP	3,152,042 USD	Wells Fargo	04/05/2024	—	(3,385)
4,500,000 NZD	2,750,521 USD	Wells Fargo	04/05/2024	61,988	—
Variable Portfolio – Managed Volatility Conservative Growth Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, March 31, 2024 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
15,000,000 SEK	1,436,080 USD	Wells Fargo	04/05/2024	34,566	—
13,205,172 USD	1,935,000,000 JPY	Wells Fargo	04/05/2024	—	(416,907)
Total				345,261	(873,008)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	177	06/2024	EUR	8,929,650	208,596	—
FTSE 100 Index	43	06/2024	GBP	3,434,840	160,864	—
MSCI Singapore Index	26	04/2024	SGD	756,210	—	(1,693)
OMXS30 Index	235	04/2024	SEK	59,325,750	164,890	—
S&P 500 Index E-mini	391	06/2024	USD	103,781,175	1,957,910	—
TOPIX Index	58	06/2024	JPY	1,594,710,000	371,853	—
U.S. Treasury 10-Year Note	73	06/2024	USD	8,088,172	29,469	—
U.S. Treasury 2-Year Note	115	06/2024	USD	23,515,703	—	(32,230)
U.S. Treasury 5-Year Note	260	06/2024	USD	27,824,063	36,344	—
Total					2,929,926	(33,923)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	(147)	06/2024	USD	(15,772,365)	—	(253,940)
S&P/TSX 60 Index	(20)	06/2024	CAD	(5,365,600)	—	(68,249)
SPI 200 Index	(17)	06/2024	AUD	(3,379,175)	—	(41,691)
U.S. Long Bond	(8)	06/2024	USD	(963,500)	4,578	—
U.S. Long Bond	(75)	06/2024	USD	(9,032,813)	—	(103,125)
U.S. Treasury Ultra Bond	(8)	06/2024	USD	(1,032,000)	7,047	—
U.S. Treasury Ultra Bond	(75)	06/2024	USD	(9,675,000)	—	(101,587)
Total					11,625	(568,592)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	38,882,190	74	3,800.00	06/20/2025	699,930	384,800
S&P 500 Index	Morgan Stanley	USD	75,662,640	144	3,700.00	12/19/2025	1,374,556	994,320
S&P 500 Index	Morgan Stanley	USD	44,136,540	84	4,000.00	12/19/2025	1,014,092	771,120
S&P 500 Index	Morgan Stanley	USD	39,407,625	75	4,100.00	12/19/2025	837,490	761,625
S&P 500 Index	Morgan Stanley	USD	38,882,190	74	3,900.00	12/19/2025	1,056,981	617,530
S&P 500 Index	Morgan Stanley	USD	38,882,190	74	3,800.00	12/19/2025	951,530	563,880
Total							5,934,579	4,093,275
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	271,893,724	40,757,560	(48,011,526)	(556)	264,639,202	—	735	3,526,601	264,692,140
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	14,393,021	—	(393,692)	541,106	14,540,435	—	904,197	—	300,671

Variable Portfolio – Managed Volatility Conservative Growth Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, March 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	45,258,000	—	(1,566,953)	2,517,040	46,208,087	—	2,696,050	—	460,011
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	94,760,963	59,163	(1,122,586)	(456,163)	93,241,377	—	(203,848)	—	10,930,994
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	20,572,161	2,042	(539,882)	838,003	20,872,324	—	1,341,118	—	504,162
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	25,538,652	25,227	—	134,783	25,698,662	—	—	—	2,696,606
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	54,474,403	88,526	(305,798)	(1,133,179)	53,123,952	—	(102,721)	—	6,881,341
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	61,161,721	2,636,243	(270,533)	(1,210,054)	62,317,377	—	(24,357)	2,629,244	4,764,325
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	45,258,222	—	(2,442,822)	3,210,839	46,026,239	—	950,203	—	2,214,930
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	20,639,684	—	(580,603)	1,284,799	21,343,880	—	463,302	—	507,101
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares
	3,426,167	—	(175,903)	123,630	3,373,894	—	242,534	—	66,652
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	3,429,568	—	(145,716)	128,981	3,412,833	—	166,266	—	84,833
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	4,153,088	866	(79,517)	157,520	4,231,957	—	6,589	—	313,478
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	4,120,459	—	(587,820)	687,066	4,219,705	—	(155,777)	—	319,191
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	26,315,665	25,440	(299,793)	(275,791)	25,765,521	—	(46,378)	—	2,921,261
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	76,254,602	55,934	(729,775)	(359,150)	75,221,611	—	(138,717)	—	8,247,984
CTIVP® – MFS® Value Fund, Class 1 Shares
	18,197,111	—	(467,445)	954,650	18,684,316	—	580,827	—	446,993
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	17,724,476	—	(430,078)	753,467	18,047,865	—	936,521	—	278,173
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	17,765,857	—	(481,696)	1,056,535	18,340,696	—	521,706	—	478,619
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	90,277,107	76,463	(820,047)	(853,017)	88,680,506	—	(102,524)	—	9,525,296
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	3,423,353	—	(125,366)	112,987	3,410,974	—	179,314	—	67,678
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	3,437,165	—	(150,978)	89,467	3,375,654	—	235,907	—	68,513
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	112,921,204	69,487	(1,014,401)	(336,287)	111,640,003	—	(128,905)	—	11,521,156
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	11,500,334	—	(366,554)	632,630	11,766,410	—	704,302	—	281,426
Variable Portfolio – Managed Volatility Conservative Growth Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, March 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	24,278,073	315,299	(703,008)	649,100	24,539,464	—	45,233	315,299	2,337,092
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	14,347,202	108,632	(455,076)	733,649	14,734,407	—	32,783	97,853	1,216,714
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	14,304,545	439,712	—	27,360	14,771,617	—	—	414,635	1,468,352
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	14,291,117	—	(1,917,423)	735,009	13,108,703	—	373,891	—	417,342
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	14,307,357	—	(919,912)	(136,429)	13,251,016	—	700,933	—	348,895
Total	1,128,425,001			10,607,995	1,118,588,687	—	10,179,184	6,983,632

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2024.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Variable Portfolio – Managed Volatility Conservative Growth Fund  | First Quarter Report 2024

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